Changes in the scope of the consolidated condensed interim financial statements (Details) $ in Thousands			3 Months Ended
	Dec. 28, 2018 USD ($) TransmissionLine	Oct. 10, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 13, 2018 USD ($)	Dec. 11, 2018 USD ($)	Feb. 28, 2018 USD ($)
Changes in the scope of the consolidated financial statements [Abstract]
Change in the scope of the consolidated financial statements			$ 0
Business acquisition [Abstract]
Investments carried under the equity method			54,777	$ 53,419
Current assets			1,157,967	1,127,695
Project debt long term			(4,769,119)	(4,826,659)
Deferred tax liabilities			(227,261)	(211,000)
Project debt short term			$ (307,233)	(264,455)
Asset Acquisition [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price				76,604
Business acquisition [Abstract]
Concessional assets				155,909
Investments carried under the equity method				1
Current assets				5,646
Project debt long term				(79,016)
Deferred tax liabilities				(590)
Project debt short term				(2,346)
Other current and non-current liabilities				(3,000)
Asset acquisition - purchase price				(76,604)
Net result of the asset acquisition				$ 0
Mini- Hydro [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired							100.00%
Purchase price							$ 9,327
Business acquisition [Abstract]
Asset acquisition - purchase price							$ (9,327)
Pemex Transportation System [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired		5.00%
Consideration initial amount will be disbursed as construction progresses		$ 7,000
Additional ownership percentage to be acquired		65.00%
Remaining ownership percentage to be acquired one year after COD		30.00%
Total estimated equity investment		$ 150,000
Chile TL3 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price						$ 6,000
Business acquisition [Abstract]
Asset acquisition - purchase price						$ (6,000)
Melowind [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired					100.00%
Purchase price					$ 45,000
Business acquisition [Abstract]
Asset acquisition - purchase price					$ (45,000)
Power Substation [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price	$ 16,000
Number of transmission lines acquired | TransmissionLine	2
Business acquisition [Abstract]
Asset acquisition - purchase price	$ (16,000)